BlackRock Equity Dividend V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 92.7%
Aerospace & Defense — 2.9%
BAE Systems plc ................... 1,053,103 $ 7,333,886
Huntington Ingalls Industries, Inc. ........ 10,039 2,066,528
Raytheon Technologies Corp. .......... 14,370 1,110,370
10,510,784
Auto Components — 0.6%
Lear Corp. ....................... 11,925 2,161,406
Automobiles — 2.2%
General Motors Co.
(a)
................ 140,401 8,067,441
Banks — 10.7%
Bank of America Corp. ............... 234,889 9,087,856
Citigroup, Inc. ..................... 183,415 13,343,441
JPMorgan Chase & Co. .............. 32,274 4,913,071
Wells Fargo & Co. .................. 300,618 11,745,145
39,089,513
Beverages — 1.9%
Coca-Cola Co. (The)
(b)
............... 63,566 3,350,564
Constellation Brands, Inc., Class A ....... 16,709 3,809,652
7,160,216
Capital Markets — 5.9%
Blackstone Group, Inc. (The), Class A ..... 30,777 2,293,810
Charles Schwab Corp. (The) ........... 104,495 6,810,984
Morgan Stanley .................... 91,211 7,083,446
Raymond James Financial, Inc. ......... 43,159 5,289,567
21,477,807
Chemicals — 1.5%
Corteva , Inc. ...................... 46,912 2,187,037
DuPont de Nemours, Inc. ............. 14,438 1,115,769
PPG Industries, Inc. ................. 15,852 2,381,922
5,684,728
Communications Equipment — 3.4%
Cisco Systems, Inc. ................. 188,255 9,734,666
Motorola Solutions, Inc. .............. 14,735 2,770,917
12,505,583
Consumer Finance — 1.2%
American Express Co. ............... 14,727 2,082,987
Capital One Financial Corp. ............ 18,673 2,375,766
4,458,753
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 23,311 5,955,261
Equitable Holdings, Inc. .............. 97,113 3,167,826
9,123,087
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc. .......... 166,333 9,672,264
Electric Utilities — 1.8%
American Electric Power Co., Inc. ........ 13,481 1,141,841
Edison International ................. 47,955 2,810,163
Exelon Corp. ...................... 36,844 1,611,557
PPL Corp. ....................... 39,198 1,130,470
6,694,031
Electrical Equipment — 0.1%
Siemens Energy AG
(a)
................ 13,916 499,534
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp. ....................... 7,589 1,257,877
Food Products — 0.9%
Danone SA ....................... 49,736 3,404,333
Security
Shares
Shares Value
Health Care Equipment & Supplies — 5.5%
Alcon, Inc.
(a)
...................... 46,031 $ 3,230,243
Koninklijke Philips NV ................ 104,371 5,951,797
Medtronic plc ..................... 54,275 6,411,506
Zimmer Biomet Holdings, Inc. .......... 29,388 4,704,431
20,297,977
Health Care Providers & Services — 6.3%
Anthem, Inc. ...................... 23,133 8,303,590
Cigna Corp. ...................... 14,741 3,563,489
CVS Health Corp. .................. 55,280 4,158,715
Humana, Inc. ..................... 2,464 1,033,032
McKesson Corp. ................... 14,739 2,874,695
UnitedHealth Group, Inc. .............. 8,274 3,078,507
23,012,028
Household Durables — 0.6%
Newell Brands, Inc. ................. 85,045 2,277,505
Industrial Conglomerates — 2.9%
General Electric Co. ................. 469,878 6,169,498
Siemens AG (Registered) ............. 27,822 4,571,477
10,740,975
Insurance — 6.9%
Allstate Corp. (The) ................. 19,262 2,213,204
American International Group, Inc. ....... 212,886 9,837,462
Arthur J Gallagher & Co. .............. 40,102 5,003,527
Fidelity National Financial, Inc. .......... 73,725 2,997,658
First American Financial Corp. .......... 9,081 514,439
MetLife, Inc. ...................... 75,274 4,575,906
25,142,196
IT Services — 2.8%
Cognizant Technology Solutions Corp., Class A 69,490 5,428,559
Visa, Inc., Class A .................. 22,268 4,714,803
10,143,362
Media — 3.3%
Comcast Corp., Class A .............. 137,176 7,422,593
Fox Corp., Class A
(b)
................. 131,262 4,739,871
Fox Corp., Class B .................. 2,682 93,682
12,256,146
Multiline Retail — 0.2%
Dollar General Corp. ................ 4,485 908,751
Multi-Utilities — 2.4%
Ameren Corp. ..................... 25,943 2,110,723
NiSource, Inc. ..................... 83,065 2,002,697
Public Service Enterprise Group, Inc. ..... 76,725 4,619,612
8,733,032
Oil, Gas & Consumable Fuels — 7.1%
BP plc .......................... 678,995 2,758,048
ConocoPhillips .................... 65,075 3,447,023
Enterprise Products Partners LP ......... 225,378 4,962,824
Equinor ASA ...................... 143,813 2,807,193
Marathon Petroleum Corp. ............ 105,913 5,665,286
Pioneer Natural Resources Co. ......... 28,959 4,599,268
Williams Cos., Inc. (The) .............. 70,326 1,666,023
25,905,665
Personal Products — 1.9%
Unilever plc, ADR
(b)
................. 123,410 6,889,980
Pharmaceuticals — 4.7%
AstraZeneca plc ................... 41,920 4,183,977
Bayer AG (Registered) ............... 90,848 5,757,307

BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Sanofi .......................... 73,379 $ 7,256,020
17,197,304
Professional Services — 0.3%
Leidos Holdings, Inc. ................ 11,363 1,094,030
Road & Rail — 0.9%
Union Pacific Corp. ................. 14,877 3,279,040
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc. ............... 9,704 1,296,454
NXP Semiconductors NV ............. 6,511 1,310,925
2,607,379
Software — 2.7%
CDK Global, Inc. ................... 39,835 2,153,480
Microsoft Corp. .................... 13,770 3,246,553
Open Text Corp. ................... 42,210 2,013,839
SS&C Technologies Holdings, Inc. ....... 33,213 2,320,592
9,734,464
Specialty Retail — 2.0%
Lowe's Cos., Inc. ................... 8,248 1,568,605
Ross Stores, Inc.
(b)
.................. 32,893 3,944,199
TJX Cos., Inc. (The) ................. 28,681 1,897,248
7,410,052
Technology Hardware, Storage & Peripherals — 1.0%
Samsung Electronics Co. Ltd., GDR ...... 1,945 3,547,189
Tobacco — 1.9%
Altria Group, Inc. ................... 129,416 6,620,923
British American Tobacco plc ........... 9,007 342,360
6,963,283
Security
Shares
Shares Value
Trading Companies & Distributors — 0.1%
Ferguson plc ...................... 3,096 $ 369,833
Total Common Stocks — 92.7%
(Cost: $265,638,210) ............................. 340,277,548
Preferred Stocks — 1.2%
Household Products — 1.2%
Henkel AG & Co. KGaA (Preference) ...... 38,710 4,352,311
Total Preferred Stocks — 1.2%
(Cost: $3,480,194) .............................. 4,352,311
Total Long-Term Investments — 93.9%
(Cost: $269,118,404) ............................. 344,629,859
Short-Term Securities — 7.4%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 22,336,231 22,336,231
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)
....................... 4,682,555 4,683,960
Total Short-Term Securities — 7.4%
(Cost: $27,020,191) .............................. 27,020,191
Total Investments — 101.3%
(Cost: $296,138,595 ) ............................. 371,650,050
Liabilities in Excess of Other Assets — (1.3)% ............ (4,767,530)
Net Assets — 100.0% .............................. $ 366,882,520
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,884,502 $ 2,451,729 $ — $ — $ — $ 22,336,231 22,336,231 $ 1,137 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,489,725 194,941 — (706) — 4,683,960 4,682,555 2,194
(b)
—
$ (706) $ — $ 27,020,191 $ 3,331 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
GDR Global Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a lim ited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 3,176,898 $ 7,333,886 $ — $ 10,510,784
Auto Components ...................................... 2,161,406 — — 2,161,406
Automobiles .......................................... 8,067,441 — — 8,067,441
Banks ............................................... 39,089,513 — — 39,089,513
Beverages ........................................... 7,160,216 — — 7,160,216
Capital Markets ........................................ 21,477,807 — — 21,477,807
Chemicals ............................................ 5,684,728 — — 5,684,728
Communications Equipment ................................ 12,505,583 — — 12,505,583
Consumer Finance ...................................... 4,458,753 — — 4,458,753
Diversified Financial Services ............................... 9,123,087 — — 9,123,087
Diversified Telecommunication Services ........................ 9,672,264 — — 9,672,264
Electric Utilities ........................................ 6,694,031 — — 6,694,031
Electrical Equipment ..................................... 499,534 — — 499,534
Electronic Equipment, Instruments & Components ................. 1,257,877 — — 1,257,877
Food Products ......................................... — 3,404,333 — 3,404,333
Health Care Equipment & Supplies ........................... 11,115,937 9,182,040 — 20,297,977

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 23,012,028 $ — $ — $ 23,012,028
Household Durables ..................................... 2,277,505 — — 2,277,505
Industrial Conglomerates .................................. 6,169,498 4,571,477 — 10,740,975
Insurance ............................................ 25,142,196 — — 25,142,196
IT Services ........................................... 10,143,362 — — 10,143,362
Media ............................................... 12,256,146 — — 12,256,146
Multiline Retail ......................................... 908,751 — — 908,751
Multi-Utilities .......................................... 8,733,032 — — 8,733,032
Oil, Gas & Consumable Fuels ............................... 20,340,424 5,565,241 — 25,905,665
Personal Products ...................................... 6,889,980 — — 6,889,980
Pharmaceuticals ....................................... — 17,197,304 — 17,197,304
Professional Services .................................... 1,094,030 — — 1,094,030
Road & Rail ........................................... 3,279,040 — — 3,279,040
Semiconductors & Semiconductor Equipment .................... 2,607,379 — — 2,607,379
Software ............................................. 9,734,464 — — 9,734,464
Specialty Retail ........................................ 7,410,052 — — 7,410,052
Technology Hardware, Storage & Peripherals .................... — 3,547,189 — 3,547,189
Tobacco ............................................. 6,620,923 342,360 — 6,963,283
Trading Companies & Distributors ............................ — 369,833 — 369,833
Preferred Stocks ......................................... — 4,352,311 — 4,352,311
Short-Term Securities ....................................... 22,336,231 — — 22,336,231
Subtotal ....................................................
$ 311,100,116 $ 55,865,974 $ — $ 366,966,090
Investments Valued at NAV
(a)
...................................... 4,683,960
$ —
Total Investments .............................................. $ 371,650,050
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.